Summary of Principal Accounting Policies - Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss per share
Net loss attributable to Leju ordinary shareholders-basic and diluted	$ (13,480,527)	$ (160,901,216)	$ (9,788,839)
Weighted average number of ordinary shares outstanding-basic (in shares)	135,763,962	135,708,350	135,220,210
Weighted average number of ordinary shares outstanding-diluted (in shares)	135,763,962	135,708,350	135,220,210
Basic loss per share (in dollars per share)	$ (0.10)	$ (1.19)	$ (0.07)
Diluted loss per share (in dollars per share)	$ (0.10)	$ (1.19)	$ (0.07)
Share options and restricted shares
Antidilutive instruments excluded from computation of diluted loss per share
Antidilutive securities excluded from computation of diluted loss per share	13,776,043	8,818,877	7,746,383